Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 48,025	$ 55,702	$ 297
Luxembourg
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	55,904	(24,451)	(1,281)
UNITED STATES
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	206	(444)	(2,753)
Other Jurisdictions
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ (8,085)	$ 80,597	$ 4,331